Benefit Plans 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2018		Dec. 31, 2017
Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 4,827.3	$ 4,695.9		$ 5,174.1
Year End Allocation
Total			100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		4,827.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		5,174.1
Pension Plan [Member] | AEP Texas Inc. [Member]
Allocated Assets of Investments			8.70%		8.80%
Pension and Other Postretirement Plans' Assets
Asset Class		416.6	$ 410.7		$ 455.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		416.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		455.9
Pension Plan [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments			12.60%		12.60%
Pension and Other Postretirement Plans' Assets
Asset Class		606.4	$ 593.3		$ 651.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		606.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		651.7
Pension Plan [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments			12.40%		12.30%
Pension and Other Postretirement Plans' Assets
Asset Class		586.1	$ 583.8		$ 636.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		586.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		636.7
Pension Plan [Member] | Ohio Power Co [Member]
Allocated Assets of Investments			9.90%		9.80%
Pension and Other Postretirement Plans' Assets
Asset Class		473.8	$ 466.1		$ 509.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		473.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		509.1
Pension Plan [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments			5.60%		5.60%
Pension and Other Postretirement Plans' Assets
Asset Class		266.0	$ 261.2		$ 287.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		266.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		287.8
Pension Plan [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments			6.00%		6.00%
Pension and Other Postretirement Plans' Assets
Asset Class		287.3	$ 281.0		$ 311.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		287.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		311.7
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		1,545.9	$ 1,534.2		$ 1,732.5
Year End Allocation
Total			100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		1,545.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		1,732.5
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Allocated Assets of Investments			8.50%		8.50%
Pension and Other Postretirement Plans' Assets
Asset Class		134.1	$ 129.9		$ 147.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		134.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		147.3
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments			15.50%		15.80%
Pension and Other Postretirement Plans' Assets
Asset Class		246.9	$ 238.4		$ 273.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		246.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		273.4
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments			12.20%		12.20%
Pension and Other Postretirement Plans' Assets
Asset Class		186.6	$ 187.3		$ 211.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		186.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		211.1
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Allocated Assets of Investments			11.40%		11.50%
Pension and Other Postretirement Plans' Assets
Asset Class		182.6	$ 175.4		$ 198.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		182.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		198.5
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments			5.50%		5.50%
Pension and Other Postretirement Plans' Assets
Asset Class		86.4	$ 84.3		$ 95.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		86.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		95.5
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments			6.40%		6.40%
Pension and Other Postretirement Plans' Assets
Asset Class		96.8	$ 98.5		$ 110.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		96.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		110.4
Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		1,292.6	1,127.5		1,292.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		1,292.6
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		339.9	393.4		339.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		339.9
Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		826.7	661.2		826.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		826.7
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		700.4	515.6		700.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		700.4
Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		3,054.8	2,907.2		3,054.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		3,054.8
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		692.2	625.2		692.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		692.2
Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		723.6	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		723.6
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0
Relating to Assets Sold During the Period		0.0
Purchases and Sales		0.0
Transfers into Level 3		0.0
Transfers out of Level 3	[1]	(723.6)
Fair Value of Plan Assets as of December 31		0.0
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Equity Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	1,306.1	$ 1,049.8		$ 1,306.1
Year End Allocation
Total	[2]		22.40%		25.20%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	1,306.1
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		777.0	$ 649.7		$ 777.0
Year End Allocation
Total			42.30%		44.80%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		777.0
Equity Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	452.9	$ 370.1		$ 452.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	452.9
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		153.6	226.2		153.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		153.6
Equity Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	826.3	661.4		826.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	826.3
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		614.0	419.2		614.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		614.0
Equity Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	26.9	18.3		26.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	26.9
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		9.4	4.3		9.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		9.4
Equity Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Domestic [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	318.6	$ 277.3		$ 318.6
Year End Allocation
Total	[2]		5.90%		6.20%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	318.6
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		307.1	$ 233.3		$ 307.1
Year End Allocation
Total			15.20%		17.70%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		307.1
Domestic [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Domestic [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	318.6	277.3		318.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	318.6
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		307.1	233.3		307.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		307.1
Domestic [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Domestic [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
International [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	507.7	$ 384.1		$ 507.7
Year End Allocation
Total	[2]		8.20%		9.80%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	507.7
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		306.9	$ 185.9		$ 306.9
Year End Allocation
Total			12.10%		17.70%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		306.9
International [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
International [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	507.7	384.1		507.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	507.7
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		306.9	185.9		306.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		306.9
International [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
International [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Options [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	26.9	$ 18.3		$ 26.9
Year End Allocation
Total	[2]		0.40%		0.50%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	26.9
Options [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		9.4	$ 4.3		$ 9.4
Year End Allocation
Total			0.30%		0.50%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		9.4
Options [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Options [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Options [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	26.9	18.3		26.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	26.9
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		9.4	4.3		9.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		9.4
Options [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Common Collective Trusts [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2],[3]	452.9	$ 370.1		$ 452.9
Year End Allocation
Total	[2],[3]		7.90%		8.70%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2],[3]	452.9
Common Collective Trusts [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	153.6	$ 226.2		$ 153.6
Year End Allocation
Total	[4]		14.70%		8.90%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	153.6
Common Collective Trusts [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2],[3]	452.9	$ 370.1		$ 452.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2],[3]	452.9
Common Collective Trusts [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	153.6	226.2		153.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	153.6
Common Collective Trusts [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2],[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2],[3]	0.0
Common Collective Trusts [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0
Common Collective Trusts [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2],[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2],[3]	0.0
Common Collective Trusts [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0
Common Collective Trusts [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2],[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2],[3]	0.0
Common Collective Trusts [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0
Fixed Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	2,992.3	$ 2,852.8		$ 2,992.3
Year End Allocation
Total	[2]		60.70%		57.80%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	2,992.3
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		693.9	$ 622.7		$ 693.9
Year End Allocation
Total			40.60%		40.10%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		693.9
Fixed Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		185.0	163.6		185.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		185.0
Fixed Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.2		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		49.7	42.0		49.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		49.7
Fixed Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	2,992.3	2,852.6		2,992.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	2,992.3
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		459.2	417.1		459.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		459.2
Fixed Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	185.0	$ 163.6		$ 185.0
Year End Allocation
Total	[4]		10.70%		10.70%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	185.0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	185.0	$ 163.6		$ 185.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	185.0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0
United States Government and Agency Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	1,376.5	$ 1,512.7		$ 1,376.5
Year End Allocation
Total	[2]		32.20%		26.60%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	1,376.5
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		187.4	$ 181.7		$ 187.4
Year End Allocation
Total			11.80%		10.80%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		187.4
United States Government and Agency Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.2		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.2		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	1,376.5	1,512.5		1,376.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	1,376.5
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		187.4	181.5		187.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		187.4
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Corporate Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	1,277.0	$ 1,082.9		$ 1,277.0
Year End Allocation
Total	[2]		23.00%		24.70%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	1,277.0
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		214.1	$ 188.6		$ 214.1
Year End Allocation
Total			12.30%		12.40%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		214.1
Corporate Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Corporate Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Corporate Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	1,277.0	1,082.9		1,277.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	1,277.0
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		214.1	188.6		214.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		214.1
Corporate Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Foreign Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	296.9	$ 221.6		$ 296.9
Year End Allocation
Total	[2]		4.70%		5.70%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	296.9
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		40.7	$ 35.0		$ 40.7
Year End Allocation
Total			2.30%		2.40%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		40.7
Foreign Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Foreign Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Foreign Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	296.9	221.6		296.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	296.9
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		40.7	35.0		40.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		40.7
Foreign Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
State and Local Government [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	31.7	$ 28.2		$ 31.7
Year End Allocation
Total	[2]		0.60%		0.60%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	31.7
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		66.5	$ 53.6		$ 66.5
Year End Allocation
Total			3.50%		3.80%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		66.5
State and Local Government [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
State and Local Government [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		49.7	41.8		49.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		49.7
State and Local Government [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	31.7	28.2		31.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	31.7
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		16.8	11.8		16.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		16.8
State and Local Government [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Other - Asset Backed [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	10.2	$ 7.4		$ 10.2
Year End Allocation
Total	[2]		0.20%		0.20%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	10.2
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.2	$ 0.2		$ 0.2
Year End Allocation
Total			0.00%		0.00%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.2
Other - Asset Backed [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	10.2	7.4		10.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	10.2
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.2	0.2		0.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.2
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Infrastructure [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	59.5	$ 72.2		$ 59.5
Year End Allocation
Total	[3]		1.50%		1.20%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	59.5
Infrastructure [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	59.5	$ 72.2		$ 59.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	59.5
Infrastructure [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0
Infrastructure [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0
Infrastructure [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		57.6	0.0	[3]	0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		57.6
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0
Relating to Assets Sold During the Period		0.0
Purchases and Sales		0.0
Transfers into Level 3		0.0
Transfers out of Level 3	[1]	(57.6)
Fair Value of Plan Assets as of December 31	[3]	0.0
Real Estate [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	290.3	$ 220.4		$ 290.3
Year End Allocation
Total	[3]		4.70%		5.60%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	290.3
Real Estate [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	290.3	$ 220.4		$ 290.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	290.3
Real Estate [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0
Real Estate [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0
Real Estate [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		254.9	0.0	[3]	0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		254.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0
Relating to Assets Sold During the Period		0.0
Purchases and Sales		0.0
Transfers into Level 3		0.0
Transfers out of Level 3	[1]	(254.9)
Fair Value of Plan Assets as of December 31	[3]	0.0
Alternative Investments [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	446.0	$ 444.6		$ 446.0
Year End Allocation
Total	[3]		9.50%		8.60%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	446.0
Alternative Investments [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	446.0	$ 444.6		$ 446.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	446.0
Alternative Investments [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0
Alternative Investments [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0
Alternative Investments [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		411.1	0.0	[3]	0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		411.1
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0
Relating to Assets Sold During the Period		0.0
Purchases and Sales		0.0
Transfers into Level 3		0.0
Transfers out of Level 3	[1]	(411.1)
Fair Value of Plan Assets as of December 31	[3]	0.0
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		223.6	$ 203.8		$ 223.6
Year End Allocation
Total			13.30%		12.90%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		223.6
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		223.6	203.8		223.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		223.6
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		105.4	$ 49.4		$ 105.4
Year End Allocation
Total			3.20%		6.10%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		105.4
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		105.4	49.4		105.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		105.4
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		118.2	$ 154.4		$ 118.2
Year End Allocation
Total			10.10%		6.80%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		118.2
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		118.2	154.4		118.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		118.2
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0
Cash and Cash Equivalents [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	57.2	$ 47.8		$ 57.2
Year End Allocation
Total	[3]		1.00%		1.10%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	57.2
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	40.9	$ 59.2		$ 40.9
Year End Allocation
Total	[4]		3.90%		2.40%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	40.9
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	21.2	$ 11.9		$ 21.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	21.2
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	4.2	4.8		4.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	4.2
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.4	(0.4)		0.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.4
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	36.7	54.4		36.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	36.7
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	35.6	36.3		35.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	35.6
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0
Other - Pending Transactions and Accrued Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	22.7	$ 8.3		$ 22.7
Year End Allocation
Total	[5]		0.20%		0.50%
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	22.7
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	(2.9)	$ (1.2)		$ (2.9)
Year End Allocation
Total	[6]		(0.10%)		(0.20%)
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	(2.9)
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	22.7	$ 8.3		$ 22.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	22.7
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	(2.9)	(1.2)		(2.9)
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	(2.9)
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0	0.0		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0	$ 0.0		$ 0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	$ 0.0

[1]	The classification of Level 3 assets from the prior year was corrected in the current year presentation and included within the fair value hierarchy table as of December 31, 2017 as “Other” investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). Management concluded that these disclosure errors were immaterial individually and in the aggregate to all prior periods presented.
[2]	Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.
[3]	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.
[4]	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.
[5]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[6]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.